Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial Assets at Fair Value

	JPY (millions) As of March 31, 2022
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥148,451	¥—	¥—	¥—	¥148,451
Derivative financial instruments	—	—	19,141	22,749	—	41,890
Investments in convertible notes	—	—	10,409	—	—	10,409
Investments in debt instruments	—	—	1,052	—	—	1,052
Financial assets associated with contingent consideration arrangements	—	—	26,852	—	—	26,852
Trade and other receivables	—	20,665	—	—	—	20,665
Total	¥—	¥169,117	¥57,454	¥22,749	¥—	¥249,320

Financial assets not measured at fair value
Other financial assets -
Other	¥30,205	¥—	¥—	¥—	¥—	¥30,205
Trade and other receivables	675,979	—	—	—	—	675,979
Cash and cash equivalents	849,695	—	—	—	—	849,695
Total	¥1,555,879	¥—	¥—	¥—	¥—	¥1,555,879

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥6,074	¥30,455	¥—	¥36,529
Financial liabilities associated with contingent consideration arrangements	—	—	5,844	—	—	5,844
Total	¥—	¥—	¥11,918	¥30,455	¥—	¥42,373

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥465,238	¥465,238
Other	—	—	—	—	157,403	157,403
Trade and other payables	—	—	—	—	516,297	516,297
Bonds and loans	—	—	—	—	4,345,410	4,345,410
Total	¥—	¥—	¥—	¥—	¥5,484,348	¥5,484,348

	JPY (millions) As of March 31, 2023
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥157,731	¥—	¥—	¥—	¥157,731
Derivative financial instruments	—	—	17,131	62,522	—	79,654
Investments in convertible notes	—	—	11,435	—	—	11,435
Investments in debt instruments	—	—	1,063	—	—	1,063
Financial assets associated with contingent consideration arrangements	—	—	23,806	—	—	23,806
Trade and other receivables	—	71,080	—	—	—	71,080
Total	¥—	¥228,811	¥53,435	¥62,522	¥—	¥344,769

Financial assets not measured at fair value
Other financial assets -
Other	¥26,168	¥—	¥—	¥—	¥—	¥26,168
Trade and other receivables	578,349	—	—	—	—	578,349
Cash and cash equivalents	533,530	—	—	—	—	533,530
Total	¥1,138,047	¥—	¥—	¥—	¥—	¥1,138,047

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥15,261	¥25,460	¥—	¥40,721
Financial liabilities associated with contingent consideration arrangements	—	—	8,139	—	—	8,139
Total	¥—	¥—	¥23,400	¥25,460	¥—	¥48,860

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥479,351	¥479,351
Other	—	—	—	—	191,595	191,595
Trade and other payables	—	—	—	—	649,233	649,233
Bonds and loans	—	—	—	—	4,382,341	4,382,341
Total	¥—	¥—	¥—	¥—	¥5,702,520	¥5,702,520

Schedule of Financial Liabilities at Fair Value

	JPY (millions) As of March 31, 2022
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥148,451	¥—	¥—	¥—	¥148,451
Derivative financial instruments	—	—	19,141	22,749	—	41,890
Investments in convertible notes	—	—	10,409	—	—	10,409
Investments in debt instruments	—	—	1,052	—	—	1,052
Financial assets associated with contingent consideration arrangements	—	—	26,852	—	—	26,852
Trade and other receivables	—	20,665	—	—	—	20,665
Total	¥—	¥169,117	¥57,454	¥22,749	¥—	¥249,320

Financial assets not measured at fair value
Other financial assets -
Other	¥30,205	¥—	¥—	¥—	¥—	¥30,205
Trade and other receivables	675,979	—	—	—	—	675,979
Cash and cash equivalents	849,695	—	—	—	—	849,695
Total	¥1,555,879	¥—	¥—	¥—	¥—	¥1,555,879

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥6,074	¥30,455	¥—	¥36,529
Financial liabilities associated with contingent consideration arrangements	—	—	5,844	—	—	5,844
Total	¥—	¥—	¥11,918	¥30,455	¥—	¥42,373

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥465,238	¥465,238
Other	—	—	—	—	157,403	157,403
Trade and other payables	—	—	—	—	516,297	516,297
Bonds and loans	—	—	—	—	4,345,410	4,345,410
Total	¥—	¥—	¥—	¥—	¥5,484,348	¥5,484,348

	JPY (millions) As of March 31, 2023
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥157,731	¥—	¥—	¥—	¥157,731
Derivative financial instruments	—	—	17,131	62,522	—	79,654
Investments in convertible notes	—	—	11,435	—	—	11,435
Investments in debt instruments	—	—	1,063	—	—	1,063
Financial assets associated with contingent consideration arrangements	—	—	23,806	—	—	23,806
Trade and other receivables	—	71,080	—	—	—	71,080
Total	¥—	¥228,811	¥53,435	¥62,522	¥—	¥344,769

Financial assets not measured at fair value
Other financial assets -
Other	¥26,168	¥—	¥—	¥—	¥—	¥26,168
Trade and other receivables	578,349	—	—	—	—	578,349
Cash and cash equivalents	533,530	—	—	—	—	533,530
Total	¥1,138,047	¥—	¥—	¥—	¥—	¥1,138,047

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥15,261	¥25,460	¥—	¥40,721
Financial liabilities associated with contingent consideration arrangements	—	—	8,139	—	—	8,139
Total	¥—	¥—	¥23,400	¥25,460	¥—	¥48,860

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥479,351	¥479,351
Other	—	—	—	—	191,595	191,595
Trade and other payables	—	—	—	—	649,233	649,233
Bonds and loans	—	—	—	—	4,382,341	4,382,341
Total	¥—	¥—	¥—	¥—	¥5,702,520	¥5,702,520

Schedule of Fair Value Measurement of Assets

	JPY (millions) As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥19,141	¥—	¥19,141
Investment in convertible notes	—	—	10,409	10,409
Investment in debt instruments	—	—	1,052	1,052
Financial assets associated with contingent consideration arrangements	—	—	26,852	26,852
Derivatives for which hedge accounting is applied	—	22,749	—	22,749
Financial assets measured at fair value through OCI
Trade and other receivables	—	20,665	—	20,665
Equity instruments	84,188	—	64,263	148,451
Total	¥84,188	¥62,556	¥102,576	¥249,320

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥6,074	¥—	¥6,074
Financial liabilities associated with contingent consideration arrangements	—	—	5,844	5,844
Derivatives for which hedge accounting is applied	—	30,455	—	30,455
Total	¥—	¥36,529	¥5,844	¥42,373

	JPY (millions) As of March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥10,542	¥6,589	¥17,131
Investment in convertible notes	—	—	11,435	11,435
Investment in debt instruments	—	—	1,063	1,063
Financial assets associated with contingent consideration arrangements	—	—	23,806	23,806
Derivatives for which hedge accounting is applied	—	62,522	—	62,522
Financial assets measured at fair value through OCI
Trade and other receivables	—	71,080	—	71,080
Equity instruments	74,495	—	83,236	157,731
Total	¥74,495	¥144,144	¥126,129	¥344,769

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥8,672	¥6,589	¥15,261
Financial liabilities associated with contingent consideration arrangements	—	—	8,139	8,139
Derivatives for which hedge accounting is applied	—	25,460	—	25,460
Total	¥—	¥34,131	¥14,728	¥48,860

	JPY (millions) For the Year Ended March 31
	2022		2023
	Financial assets associated with contingent consideration arrangements	Equity instruments	Financial assets associated with contingent consideration arrangements	Equity instruments
As of the beginning of the year	¥25,446	¥52,468	¥26,852	¥64,263
Changes recognized as finance income (expenses)	(1,043)	—	1,905	—
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	—	—	(3,412)	—
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	2,448	23,345	2,182	8,244
Settled and received during the period	—	—	(3,722)	—
Purchases	—	7,919	—	8,527
Sales	—	(644)	—	(22)
Transfers to Level 1	—	(23,856)	—	(1,711)
Acquisition from sale of intangible assets associated with products	—	5,645	—	—
Acquisition from conversion of convertible notes	—	725	—	1,368
Transfers from investments accounted for using the equity method	—	—	—	3,404
Transfers to investments accounted for using the equity method	—	(1,339)	—	(837)
As of the end of the year	¥26,852	¥64,263	¥23,806	¥83,236

Schedule of Fair Value Measurement of Liabilities

	JPY (millions) As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥19,141	¥—	¥19,141
Investment in convertible notes	—	—	10,409	10,409
Investment in debt instruments	—	—	1,052	1,052
Financial assets associated with contingent consideration arrangements	—	—	26,852	26,852
Derivatives for which hedge accounting is applied	—	22,749	—	22,749
Financial assets measured at fair value through OCI
Trade and other receivables	—	20,665	—	20,665
Equity instruments	84,188	—	64,263	148,451
Total	¥84,188	¥62,556	¥102,576	¥249,320

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥6,074	¥—	¥6,074
Financial liabilities associated with contingent consideration arrangements	—	—	5,844	5,844
Derivatives for which hedge accounting is applied	—	30,455	—	30,455
Total	¥—	¥36,529	¥5,844	¥42,373

	JPY (millions) As of March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥10,542	¥6,589	¥17,131
Investment in convertible notes	—	—	11,435	11,435
Investment in debt instruments	—	—	1,063	1,063
Financial assets associated with contingent consideration arrangements	—	—	23,806	23,806
Derivatives for which hedge accounting is applied	—	62,522	—	62,522
Financial assets measured at fair value through OCI
Trade and other receivables	—	71,080	—	71,080
Equity instruments	74,495	—	83,236	157,731
Total	¥74,495	¥144,144	¥126,129	¥344,769

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥8,672	¥6,589	¥15,261
Financial liabilities associated with contingent consideration arrangements	—	—	8,139	8,139
Derivatives for which hedge accounting is applied	—	25,460	—	25,460
Total	¥—	¥34,131	¥14,728	¥48,860

Schedule of Fair Value of Contingent Consideration Classified as Level 3
The fair value of financial liabilities associated with contingent consideration arrangements are classified as Level 3 in the fair value hierarchy. The following table shows a reconciliation from the opening balances to the closing balances and payment term for financial liabilities associated with contingent consideration arrangements for the period ended March 31, 2022 and 2023, respectively. There are no significant changes in fair value during the changes in significant assumptions which influence the fair value measurement for financial liabilities associated with contingent consideration arrangements.

	JPY (millions) For the Year Ended March 31
	2022	2023
As of the beginning of the year	¥27,770	¥5,844
Additions arising from business combinations	5,203	—
Reversal from sale of intangible assets associated with products	(11,479)	—
Changes in the fair value during the period	(10,705)	2,605
Settled and paid during the period	(6,293)	(728)
Foreign currency translation differences	1,348	418
As of the end of the year	¥5,844	¥8,139

	JPY (millions) As of March 31
	2022	2023
Payment term (undiscounted)
Within one year	¥606	¥918
Between one and three years	2,869	4,537
Between three and five years	2,000	2,980
More than five years	980	1,031

Schedule of Financial Liabilities Not Measured at Fair Value
The carrying amount and fair value of financial instruments that are not measured at fair value in the consolidated statements of financial position are as follows. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments.

	JPY (millions) As of March 31
	2022		2023
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	¥3,637,355	¥3,630,521	¥3,618,314	¥3,291,147
Long-term loans	707,770	703,032	723,772	721,419

Schedule of Derivative Assets and Liabilities

	JPY (millions) As of March 31, 2022
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥243,870	¥—	¥(11,315)
United States Dollar	445,285	—	(8,181)
Buying:
Euro	244,041	—	11,326
United States Dollar	360,656	—	4,894
Currency swaps:
Buying:
United States Dollar	717,114	717,114	8,686

	JPY (millions) As of March 31, 2023
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥975,368	¥—	¥(4,799)
United States Dollar	179,942	—	(341)
Buying:
Euro	1,056,070	—	31
Currency swaps:
Buying:
United States Dollar	717,114	717,114	41,044
The following summarizes interest rate swaps, forward interest rate contracts, and cross currency interest rate swaps designated as cash flow hedges as of March 31:

	JPY (millions) As of March 31
	Contract amount	Contract amount to be settled in more than one year	Fair value
2022	¥787,370	¥787,370	¥8,637
2023	1,098,862	1,048,862	44,042
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2022:

		JPY (millions) As of March 31, 2022
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	575 million USD	¥—	¥49	Other financial liabilities	2.83%
Currency and interest risk
Currency and interest rate swaps	6,675 million USD	22,749	14,063	Other financial assets /liabilities	107.43 JPY 1.85%
Net investment hedges
Foreign currency denominated bonds and loans	5,108 million USD	—	624,138	Bonds and loans
	7,368 million EUR	—	1,001,896	Bonds and loans
Forward exchange contracts	594 million USD	—	4,982	Other financial liabilities
	1,815 million EUR	—	11,360	Other financial liabilities

	JPY (millions) As of March 31, 2022
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥425	¥—
Forward interest rate	(21,313)	—
Currency and interest risk
Currency and interest rate swaps	(48,573)	(6,135)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	97,977	—
Forward exchange contracts	54,778	—

	JPY (millions) For the year ended March 31, 2022
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥3,992	¥—	¥1,398	¥—	Financial expenses
Forward interest rate	(605)	—	2,312	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	79,394	6,611	(83,031)	(3,071)	Financial income and Financial expenses
Net investment hedges
Foreign currency denominated bonds and loans	107,064	—	—	—
Forward exchange contracts	35,646	—	—	—

The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2023:

		JPY (millions) As of March 31, 2023
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	575 million USD	¥5,148	¥—	Other financial assets	2.83%
	75,000 million JPY	—	50	Other financial liabilities	0.56%
Forward interest rate	230,000 million JPY	—	2,100	Other financial liabilities	0.54%
Currency and interest risk
Currency and interest rate swaps	6,675 million USD	55,223	14,179	Other financial assets /liabilities	107.43 JPY 1.85%
Net investment hedges
Foreign currency denominated bonds and loans	4,086 million USD	—	545,327	Bonds and loans
	6,591 million EUR	—	957,993	Bonds and loans
Forward exchange contracts	1,368 million USD	728	1,069	Other financial assets /liabilities
	4,384 million EUR	1,424	8,062	Other financial assets /liabilities

	JPY (millions) As of March 31, 2023
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥2,948	¥—
Forward interest rate	(21,182)	—
Currency and interest risk
Currency and interest rate swaps	(72,678)	(23,127)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	188,343	—
Forward exchange contracts	80,584	—

	JPY (millions) For the year ended March 31, 2023
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥3,993	¥—	¥(360)	¥—	Financial income
Forward interest rate	(2,123)	—	2,312	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	54,566	(21,426)	(89,289)	(3,052)	Financial income and Financial expenses
Net investment hedges
Foreign currency denominated bonds and loans	142,456	—	—	—
Forward exchange contracts	25,806	—	—	—

Schedule of Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis
The following represents the carrying amount of the trade receivables categorized by due date and the analysis of impairment loss allowance as of March 31, 2022 and 2023:

	JPY (millions) except for percentage As of March 31, 2022
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥569,289	¥19,369	¥5,972	¥3,670	¥14,391	¥14,217	¥626,908
Impairment loss allowance	(3,274)	(23)	(88)	(50)	(963)	(4,993)	(9,390)
Net carrying amount	566,015	19,346	5,884	3,620	13,428	9,224	617,518
Weighted average loss rate (%)	0.6%	0.1%	1.5%	1.4%	6.7%	35.1%	1.5%

	JPY (millions) except for percentage As of March 31, 2023
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥499,795	¥23,676	¥14,999	¥8,975	¥19,912	¥15,430	¥582,787
Impairment loss allowance	(2,219)	(66)	(66)	(33)	(694)	(4,278)	(7,356)
Net carrying amount	497,576	23,610	14,933	8,942	19,218	11,152	575,431
Weighted average loss rate (%)	0.4%	0.3%	0.4%	0.4%	3.5%	27.7%	1.3%

Summary of Increase (Decrease) in Loss Allowance for Trade Receivables
The following is a summary of the change in the impairment loss allowance for trade receivables for the years ended March 31, 2022 and 2023. The impairment loss allowance recognized for other than trade receivables is immaterial.

	JPY (millions)
	Bad debt provision calculated by simplified approach	Bad debt provision recognized to credit- impaired financial assets	Total
As of April 1, 2021	¥2,359	¥6,278	¥8,637
Increases	999	1,837	2,836
Decreases (written off)	(60)	(2,147)	(2,207)
Decreases (reversed)	(333)	(533)	(866)
Foreign currency translation differences	446	544	990
As of March 31, 2022	¥3,411	¥5,979	¥9,390
Increases	92	190	282
Decreases (written off)	(719)	(2,509)	(3,228)
Decreases (reversed)	(119)	(213)	(332)
Foreign currency translation differences	662	582	1,244
As of March 31, 2023	¥3,327	¥4,029	¥7,356

Schedule of Derivative Financial Liabilities by Maturity
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2022 and 2023 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2022 and 2023.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2022
Bonds and loans
Bonds	¥3,637,355	¥4,648,070	¥221,182	¥395,333	¥580,073	¥167,299	¥632,188	¥2,651,995
Loans	708,055	733,219	78,155	103,540	54,623	90,696	105,942	300,263

Trade and other payables	516,297	516,297	516,297	—	—	—	—	—
Lease liabilities	465,238	645,782	53,877	52,489	48,660	44,907	39,502	406,347
Derivative liabilities	36,529	(48,275)	21,144	(1,390)	(2,090)	(2,405)	(2,647)	(60,887)
Derivative assets	(41,890)	(151,044)	(26,505)	(7,060)	(9,183)	(9,183)	(9,573)	(89,540)

As of March 31, 2023
Bonds and loans
Bonds	¥3,658,314	¥4,640,222	¥331,223	¥586,179	¥182,261	¥685,321	¥164,573	¥2,690,665
Loans	724,027	767,558	113,404	60,482	92,999	107,483	317,706	75,484

Trade and other payables	649,233	649,233	649,233	—	—	—	—	—
Lease liabilities	479,351	665,983	59,623	56,009	51,229	46,111	41,281	411,730
Derivative liabilities	40,721	(64,835)	15,858	(509)	(2,324)	(2,231)	(2,243)	(73,386)
Derivative assets	(79,654)	(234,200)	(28,814)	(17,443)	(13,297)	(13,302)	(33,858)	(127,486)

Schedule of Non-Derivative Financial Liabilities by Maturity
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2022 and 2023 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2022 and 2023.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2022
Bonds and loans
Bonds	¥3,637,355	¥4,648,070	¥221,182	¥395,333	¥580,073	¥167,299	¥632,188	¥2,651,995
Loans	708,055	733,219	78,155	103,540	54,623	90,696	105,942	300,263

Trade and other payables	516,297	516,297	516,297	—	—	—	—	—
Lease liabilities	465,238	645,782	53,877	52,489	48,660	44,907	39,502	406,347
Derivative liabilities	36,529	(48,275)	21,144	(1,390)	(2,090)	(2,405)	(2,647)	(60,887)
Derivative assets	(41,890)	(151,044)	(26,505)	(7,060)	(9,183)	(9,183)	(9,573)	(89,540)

As of March 31, 2023
Bonds and loans
Bonds	¥3,658,314	¥4,640,222	¥331,223	¥586,179	¥182,261	¥685,321	¥164,573	¥2,690,665
Loans	724,027	767,558	113,404	60,482	92,999	107,483	317,706	75,484

Trade and other payables	649,233	649,233	649,233	—	—	—	—	—
Lease liabilities	479,351	665,983	59,623	56,009	51,229	46,111	41,281	411,730
Derivative liabilities	40,721	(64,835)	15,858	(509)	(2,324)	(2,231)	(2,243)	(73,386)
Derivative assets	(79,654)	(234,200)	(28,814)	(17,443)	(13,297)	(13,302)	(33,858)	(127,486)

Schedule of Reconciliation of Liabilities Arising from Financing Activities
Reconciliation of liabilities arising from financing activities

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2021	¥3,532,202	¥1,103,100	¥69	¥436,412	¥(1,506)	¥58,293	¥5,128,570
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	—	—	(2)	—	—	—	(2)
Proceeds from issuance of bonds	249,334	—	—	—	—	—	249,334
Repayments of long-term loans	—	(414,105)	—	—	—	—	(414,105)
Repayments of bonds	(395,106)	—	—	—	—	(903)	(396,009)
Repayments of lease liabilities	—	—	—	(39,694)	—	—	(39,694)
Interest paid	—	—	—	(13,934)	—	—	(13,934)
Non-cash items
Foreign exchange movement	237,833	18,737	219	34,701	—	—	291,490
Change in fair value	—	—	—	—	(21,243)	(43,327)	(64,570)
New, amended and terminated leases	—	—	—	33,819	—	—	33,819
Others	13,092	39	—	13,934	—	—	27,065
As of March 31, 2022	¥3,637,355	¥707,770	¥285	¥465,238	¥(22,749)	¥14,063	¥4,801,964

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2022	¥3,637,355	¥707,770	¥285	¥465,238	¥(22,749)	¥14,063	¥4,801,964
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	40,000	—	—	—	—	—	40,000
Proceeds from long-term loans	—	75,000	—	—	—	—	75,000
Repayments of long-term loans	—	(75,181)	—	—	—	—	(75,181)
Repayments of bonds	(281,489)	—	—	—	—	—	(281,489)
Repayments of lease liabilities	—	—	—	(43,401)	—	—	(43,401)
Interest paid	—	—	—	(16,580)	—	—	(16,580)
Non-cash items
Foreign exchange movement	253,390	16,135	25	32,173	—	—	301,723
Change in fair value	—	—	—	—	(32,474)	116	(32,358)
New, amended and terminated leases	—	—	—	25,341	—	—	25,341
Others	9,058	48	(54)	16,580	—	—	25,632
As of March 31, 2023	¥3,658,314	¥723,772	¥256	¥479,351	¥(55,223)	¥14,179	¥4,820,649
Others includes an increase in debts due to application of amortized cost method.